Derivatives and Hedge Accounting Activities (Volume of Derivative Activity) (Detail) - 6 months ended Jun. 30, 2023 € in Millions, kr in Millions, $ in Millions		USD ($) MWh Bcf	DKK (kr)	EUR (€)
Fixed Price - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	[1]	43
Fixed Price - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	[1]	40
Basis - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	[2]	157
Basis - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	[2]	138
Fixed Price - Electricity - Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh		17
Fixed Price - Electricity - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh		8
Oil - Current Derivative Contract
Derivative [Line Items]
Derivative payment | $		$ 6
Oil - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment | $		6
Interest Rate - Current Derivative Contract
Derivative [Line Items]
Derivative payment | $	[3]	524
Interest Rate - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment | $	[3]	$ 125
Foreign Currency Exchange Rate - Current Derivative Contract
Derivative [Line Items]
Derivative payment	[3]		kr 1,004	€ 453
Foreign Currency Exchange Rate - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment	[3]		1,004	453
Fixed Price - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	[1]	14
Fixed Price - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	[1]	14
Basis - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	[2]	375
Basis - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	[2]	372
Fixed Price - Electricity - Non-current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh		44
Fixed Price - Electricity - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh		13
Oil - Non-current Derivative Contract
Derivative [Line Items]
Derivative payment | $		$ 0
Oil - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment | $		0
Interest Rate - Non-current Derivative Contract
Derivative [Line Items]
Derivative payment | $	[3]	11,758
Interest Rate - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment | $	[3]	$ 2,750
Foreign Currency Exchange Rate - Non-current Derivative Contract
Derivative [Line Items]
Derivative payment	[3]		3,468	2,131
Foreign Currency Exchange Rate - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment	[3]		kr 3,468	€ 2,131

[1]	Includes options at Dominion Energy.
[2]	Includes options.
[3]	Maturity is determined based on final settlement period.